INVESTMENTS (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2024	Feb. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
INVESTMENTS [Line Items]
Equity earnings (losses) of affiliates, net of tax			$ 1,783,000	$ 9,212,000	$ 7,388,000
Equity method investments			79,934,000	59,655,000
Impairment charges on investments			0	0	0
Observable price change upward price adjustment			$ 0	0	0
Equity Method Investment, Underlying Equity in Net Assets				27,700,000
Monkey Spirit, LLC [Member]
INVESTMENTS [Line Items]
Company's ownership of its equity method investments			7.00%
Equity earnings (losses) of affiliates, net of tax				900,000
Equity method investment, other-than-temporary impairment charge			$ 2,700,000
Equity method investments				3,300,000
EverPass LLC [Member]
INVESTMENTS [Line Items]
Company's ownership of its equity method investments	5.00%
Payments for Investments	$ 15,000,000
Payment for additional pro rata capital contribution						$ 2,000,000
Other Equity Investments [Member]
INVESTMENTS [Line Items]
Equity earnings (losses) of affiliates, net of tax			(500,000)	4,700,000	1,200,000
Distributions received from other equity method investments			$ 4,100,000	2,000,000	1,200,000
Sports News Television LP [Member]
INVESTMENTS [Line Items]
Company's ownership of its equity method investments			50.00%
Equity earnings (losses) of affiliates, net of tax			$ 5,600,000	5,500,000	5,900,000
Equity method investments			27,900,000	29,700,000
Distributions received from other equity method investments			5,600,000	$ 5,600,000	$ 5,800,000
Wiz-Team SA [Member]
INVESTMENTS [Line Items]
Company's ownership of its equity method investments	30.00%
Equity earnings (losses) of affiliates, net of tax			(700,000)
Payments for Investments		$ 11,700,000
Equity Method Investment One [Member]
INVESTMENTS [Line Items]
Equity Method Investment, Underlying Equity in Net Assets			27,300,000
Equity Method Investment Two [Member]
INVESTMENTS [Line Items]
Equity Method Investment, Underlying Equity in Net Assets			$ 8,700,000